Property, plant and equipment (Schedule of detailed information about property, plant and equipment) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	$ 4,181.4
Decommissioning and restoration	(0.2)	$ (4.7)
Derecognition of assets	(2.8)	0.0
Impairment reversal	322.3
Balance, end of year	4,693.9	4,181.4
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	7,146.0	6,901.9
Additions	400.3	325.7
Capitalized stripping and development	182.2	160.5
Decommissioning and restoration	(0.2)	(4.7)
Capitalized accretion and depreciation	0.0	0.6
Transfers and other movements	0.0	0.0
Disposals	(20.1)	(42.0)
Impairment reversal	322.3
Effects of movement in exchange rates	121.5	(196.0)
Balance, end of year	8,152.0	7,146.0
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	(2,964.6)	(2,585.9)
Depreciation for the year	(462.1)	(456.8)
Disposals	14.0	10.4
Effects of movement in exchange rates	(45.4)	67.7
Balance, end of year	(3,458.1)	(2,964.6)
Exploration and evaluation assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	103.4
Balance, end of year	108.9	103.4
Exploration and evaluation assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	103.4	96.9
Additions	5.2	8.6
Capitalized stripping and development	0.0	0.0
Decommissioning and restoration	0.0	0.0
Capitalized accretion and depreciation	0.0	0.0
Transfers and other movements	0.0	0.0
Disposals	(1.1)	0.0
Impairment reversal	0.0
Effects of movement in exchange rates	1.4	(2.1)
Balance, end of year	108.9	103.4
Exploration and evaluation assets [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	0.0	0.0
Depreciation for the year	0.0	0.0
Disposals	0.0	0.0
Effects of movement in exchange rates	0.0	0.0
Balance, end of year	0.0	0.0
Capital works in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	863.9
Balance, end of year	1,359.8	863.9
Capital works in progress [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	863.9	804.6
Additions	285.6	239.4
Capitalized stripping and development	0.0	0.0
Decommissioning and restoration	0.3	0.0
Capitalized accretion and depreciation	2.0	2.2
Transfers and other movements	(117.5)	(168.4)
Disposals	(0.6)	(11.9)
Impairment reversal	322.3
Effects of movement in exchange rates	3.8	(2.0)
Balance, end of year	1,359.8	863.9
Capital works in progress [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	0.0	0.0
Depreciation for the year	0.0	0.0
Disposals	0.0	0.0
Effects of movement in exchange rates	0.0	0.0
Balance, end of year	0.0	0.0
Mining properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	1,303.9
Balance, end of year	1,319.6	1,303.9
Mining properties [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	2,578.3	2,482.7
Additions	23.4	14.5
Capitalized stripping and development	182.2	160.5
Decommissioning and restoration	(0.9)	13.5
Capitalized accretion and depreciation	0.0	0.0
Transfers and other movements	3.7	(3.7)
Disposals	0.0	0.0
Impairment reversal	0.0
Effects of movement in exchange rates	55.9	(89.2)
Balance, end of year	2,842.6	2,578.3
Mining properties [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	(1,274.4)	(1,093.9)
Depreciation for the year	(225.2)	(216.0)
Disposals	0.0	0.0
Effects of movement in exchange rates	(23.4)	35.5
Balance, end of year	(1,523.0)	(1,274.4)
Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	1,820.7
Balance, end of year	1,823.5	1,820.7
Plant and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	3,345.3	3,274.2
Additions	68.4	37.7
Capitalized stripping and development	0.0	0.0
Decommissioning and restoration	0.4	(18.2)
Capitalized accretion and depreciation	0.0	0.0
Transfers and other movements	108.2	174.6
Disposals	(13.4)	(23.7)
Impairment reversal	0.0
Effects of movement in exchange rates	58.3	(99.3)
Balance, end of year	3,567.2	3,345.3
Plant and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	(1,524.6)	(1,348.9)
Depreciation for the year	(208.0)	(216.8)
Disposals	10.0	9.4
Effects of movement in exchange rates	(21.1)	31.7
Balance, end of year	(1,743.7)	(1,524.6)
Plant and equipment - ROU assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	89.5
Balance, end of year	82.1	89.5
Plant and equipment - ROU assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	255.1	243.5
Additions	17.7	25.5
Capitalized stripping and development	0.0	0.0
Decommissioning and restoration	0.0	0.0
Capitalized accretion and depreciation	(2.0)	(1.6)
Transfers and other movements	5.6	(2.5)
Disposals	(5.0)	(6.4)
Impairment reversal	0.0
Effects of movement in exchange rates	2.1	(3.4)
Balance, end of year	273.5	255.1
Plant and equipment - ROU assets [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	(165.6)	(143.1)
Depreciation for the year	(28.9)	(24.0)
Disposals	4.0	1.0
Effects of movement in exchange rates	(0.9)	0.5
Balance, end of year	$ (191.4)	$ (165.6)